Investment Objectives and Goals - Invesco Stablecoin Reserves Onchain Fund	Sep. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Stablecoin Reserves Onchain Fund
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.